Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Loans, including fees	$ 16,569	$ 15,900	$ 15,725
Investment securities:
US Treasury	28	46	212
US Government agencies and corporations	1,507	1,296	1,315
State and political subdivisions non-taxable	439	467	410
State and political subdivisions taxable	47	33
Interest-earning deposits with banks and federal funds sold	750	304	185
Total interest income	19,340	18,046	17,847
Interest Expense
Interest checking and money market accounts	413	310	278
Savings deposits	49	47	44
Time deposits $250,000 and over	67	58	69
Other time deposits	185	308	728
Short-term borrowed funds	16	37	64
Long-term debt	547	550	550
Total interest expense	1,277	1,310	1,733
Net interest income	18,063	16,736	16,114
Recovery of loan losses	(236)	(88)	(620)
Net interest income after recovery of loan losses	18,299	16,824	16,734
Noninterest Income
Service charges on deposit accounts	1,169	1,189	1,293
Other service fees and commissions	4,307	4,294	4,117
Gain (loss) on sale of securities (includes reclassification of $(14), $544, and $536 from accumulated comprehensive income in 2017, 2016 and 2015, respectively)	(14)	544	536
Income from mortgage loan sales	3,345	3,795	2,306
Other income	594	509	318
Total noninterest income	9,401	10,331	8,570
Noninterest Expense
Salaries and employee benefits	14,710	14,522	13,186
Net occupancy expense	1,261	1,189	1,139
Equipment expense	597	646	678
Data processing costs	1,000	705	734
Office supplies and printing	130	161	217
Foreclosed real estate expense	293	501	713
Professional fees and services	723	703	594
Marketing and donations	977	941	852
Electronic banking expense	1,245	1,170	1,083
Software amortization and maintenance	787	697	578
FDIC insurance	229	269	375
Other noninterest expense	2,328	2,545	2,342
Total noninterest expense	24,280	24,049	22,491
Income before income taxes	3,420	3,106	2,813
Income taxes (includes reclassification of ( $4, ($210), and ($207)) from accumulated other comprehensive income, respectively)	1,809	895	806
Net income	1,611	2,211	2,007
Less: Net income attributable to noncontrolling interest	(592)	(593)	(592)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 1,019	$ 1,618	$ 1,415
Net income per common share
Basic	$ 0.14	$ 0.22	$ 0.19
Diluted	$ 0.14	$ 0.22	$ 0.19
Weighted average common shares outstanding
Basic	7,138,635	7,238,908	7,337,586
Diluted	7,139,373	7,239,014	7,337,586